Shareholders' Equity (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	$ 2,121	$ 2,216	$ 2,471
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	112	189	118
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	808	473	625
Sales and marketing, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	698	499	199
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charges	[1]	$ 503	$ 1,055	$ 1,529

[1]	Including $1,359, $1,335 and $1,331 of compensation cost related to RSUs for the year ended December 31, 2018, 2017 and 2016, respectively.